Accrued Pension and Severance Costs (Schedule of Fair Value of Plan Assets Measured with Levels of Inputs) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	60.00%	80.00%
Japanese Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	10.00%	15.00%
Japanese Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	5.00%	5.00%
Japanese Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	50.00%	55.00%
Foreign Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	50.00%	45.00%
Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	25.00%